Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Cash and Cash Equivalents
25.  Cash and Cash Equivalents

Cash and cash equivalents balances are spread across a wide number of highly-rated financial institutions. The credit risk attaching to these items is documented in note 24.

Cash and cash equivalents are included in the Consolidated Balance Sheet at amortised cost and are analysed as follows:

	2020 $m	2019 $m
Cash at bank and in hand	1,482	6,829

Investments (short-term deposits)	6,239	3,089
Total	7,721	9,918

As disclosed in the Accounting Policies on page 137, cash and cash equivalents and interest-bearing loans and borrowings have been restated to meet the presentation requirements of IAS 32. The comparative information for the year ended 31 December 2019 has increased cash and cash equivalents from $4.2 billion to $9.9 billion (2018: $2.7 billion to $9.2 billion) and interest-bearing loans and borrowings (note 26) from $10.1 billion to $15.8 billion (2018: $10.7 billion to $17.2 billion). At 31 December 2020, the Group’s notional cash pool balances were net settled and accordingly net presentation of the balances at 31 December 2020 is appropriate
.

Cash at bank earns interest at floating rates based on daily deposit bank rates. Short-term deposits, which include bank and money market deposits, are made for varying periods of between one day and three months depending on the immediate cash requirements of the Group, earning interest at the respective short-term deposit rates.

Money market deposits are held at fair value through profit and loss and are Level 1 instruments. The fair values of money market deposits are calculated by multiplying the net asset value per share by the investment held at the balance sheet date.

For the purposes of the Consolidated Statement of Cash Flows, cash and cash equivalents and bank overdrafts in notional cash pooling arrangements are presented net as follows:

	2020 $m	2019 $m

Cash and cash equivalents	7,721	9,918

Bank overdrafts - notional cash pooling arrangements (note 26)	-	(5,700)
Total	7,721	4,218